Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Derivative Instruments Liabilities [Member] - Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities [Abstract]
Total Liabilities	$ 9	$ 33	$ 560
Level 3 [Member]
Liabilities [Abstract]
Total Liabilities	$ 9	$ 33	$ 560